Equity - Schedule of Stock-Based Awards Outstanding (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
$0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	87,500
Weighted average remaining contractual life (years), Outstanding	4 years 4 months 24 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	45,702
Weighted average remaining contractual life (years), Exercisable	4 years 6 months
$61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	9,665
Weighted average remaining contractual life (years), Outstanding	6 years 1 month 6 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	9,665
Weighted average remaining contractual life (years), Exercisable	6 years 1 month 6 days
$76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	$ 383.5
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	3,885
Weighted average remaining contractual life (years), Outstanding	1 month 6 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	3,885
Weighted average remaining contractual life (years), Exercisable	1 month 6 days
$100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	$ 500
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	1,240
Weighted average remaining contractual life (years), Outstanding	3 years
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	1,240
Weighted average remaining contractual life (years), Exercisable	3 years
$123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	$ 926.5
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	6,000
Weighted average remaining contractual life (years), Outstanding	6 years 8 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	6,000
Weighted average remaining contractual life (years), Exercisable	6 years 8 months 12 days
$0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares) | shares	108,290
Weighted average remaining contractual life (years), Outstanding	4 years 6 months
Number of potential Ordinary Shares, Exercisable (in Shares) | shares	66,492
Weighted average remaining contractual life (years), Exercisable	4 years 7 months 6 days
Minimum [Member] | $0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	$ 0.05
Minimum [Member] | $61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	200
Minimum [Member] | $76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	383.5
Minimum [Member] | $100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	500
Minimum [Member] | $123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	617.5
Minimum [Member] | $0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	0.05
Maximum [Member] | $0.01 - $0.83 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	4.15
Maximum [Member] | $61.4 - $40.0 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	307
Maximum [Member] | $76.7 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	383.5
Maximum [Member] | $100 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	500
Maximum [Member] | $123.5; $185.3; $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	1,235.5
Maximum [Member] | $0.01 - $247.1 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range	$ 1,235.5